6. SALE OF ASSETS	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
SALE OF ASSETS

(6)	SALE OF ASSETS

In fiscal year 2017, the Company sold equipment that was previously written off for proceeds totaling $1,515 and recorded a gain of $1,515. The gain is included within operating expenses in the accompanying consolidated statements of operations.